UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:10/31/10

Item 1.  Reports to Stockholders.

THE LONG-SHORT FUND

Semi-Annual Report

October 31, 2010

1-888-899-2726

www.bullpathfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Long-Short Fund Shareholder Letter

December 13, 2010

Dear Shareholders,

Enclosed is the Semi-Annual Report to shareholders of The Long-Short Fund (ticker: BPFIX) for the period ending October 31, 2010.  On behalf of the advisor, Bull Path Capital Management, I’d like to thank you for your investment in the fund.

On June 1, 2009 Bull Path successfully converted one of its domestic Private Partnerships into the Bull Path Long Short Fund for which we are proud to have you as an investor. Upon successful conversion of the fund, Bull Path has achieved numerous strategic goals including investor diversification, a strengthening of our product suite and entrance into a mutual fund category (Long-Short) that is underserved. We believe Long-Short funds will play an increasingly greater role in asset allocation as advisors continue to adopt “tactical” asset allocation models to provide greater diversification and reduced volatility to their clients’ portfolios. As the manager, we have done extensive work in helping advisors understand how to use The Long-Short Fund in their portfolios and what their “risk-reward” is for using our product. As we have stressed since the founding of Bull Path in 2002, we aim to proved consistent risk-adjusted returns across an entire market cycle. This aim is supported by our ability to provide returns equal to or exceeding the S&P 500 at significantly less levels of risk and volatility as measured by standard deviation and beta since the firms inception in 2002.

Additionally, we continue to expand our availability on platforms such as Schwab, Fidelity, Stifel Nicholas, Janney Montgomery, Scottrade and E-TRADE, to name a few. With regards to LPL, we are pleased to announce the completion of our conversion to the LPL omnibus platform which means LPL advisors and clients can now purchase our funds no-load.

For the six month period ending October 31, 2010, The Long-Short Fund generated returns of -4.50%, and the S&P 500 posted a highly volatile positive 0.74%. While the beginning of the quarter was extremely disappointing posting negative returns of -5.85 and -1.55 in May and June respectively, we did outperform the S&P 500 by over 500 bps over these two months. However, while the S&P 500 turned sharply to the positive in July (+7.01%), we failed to capture the uptick in the market posting a  -0.06% return leaving the fund in negative territory before turning the performance of the fund around in September.

During the time period August 1st, 2010 through October 31st, 2010 The Long-Short Fund (BPFIX) posted a return of 3.10% vs. the S&P 500’s return of 7.96%. While we did lag the market during this 3 month period we are very pleased with the results given the stability of the returns verse the S&P. Over this time period our average net exposure was and remains <20% net long which allows our concentrated portfolio to continue to perform well on both the long and short side even while the market continues to have extreme swings of -2% to 2% in a given day.

As we have stated to advisors and investors we are not comfortable making market calls but rely upon our bottom-up fundamental research and disciplined investment process to lead us towards industry leaders and lagers. While it is unfortunate that binary events such as the Goldman Sach’s fraud case and the Gulf rig explosion contributed to the vast majority of our drawdowns for 2010, we remain committed to avoiding macro disruptions. That said, we are still believers in a range bound market for the foreseeable future (3-5 years) and an environment that will reward “stock pickers” and those that focus on reduced volatility and consistent risk-adjusted returns on both the long and short side of the market.

Even with the potential risks ahead we are very excited about the positioning of the fund and our firm and believe our investment process can provide investors with consistent returns and low volatility. Our goal remains unchanged in both up and down markets as we strive for consistent and superior risk-adjusted returns over an entire market cycle.

Below are the performance highlights of the Fund:

The Long-Short Fund (ticker: BPFIX)Average Annual Total Returns (for periods ended October 31, 2010)

	The Long-Short Fund	S&P 500 Index
Average Annual Return
Since Inception	7.48%	6.30%
5 Year	1.28%	1.73%
3 Year	-7.46%	-6.49%
1 Year	-0.51%	16.52%
Standard Deviation	8.26	15.50
Average Annual Alpha	3.67	0.00
Average Annual Beta	0.31	1.00
Growth of $10,000	$17,918	$16,789
Return since 6/01/09*	0.83%	21.95%

                                         Source: Morningstar Direct *Fund conversion date 6/01/2009

BPFIX’s performance compares favorably to the overall U.S. equity markets as measured by the S&P 500 Index. From October 1, 2002 through October 31, 2010, BPFIX achieved a 7.48% average annual return and had an annualized standard deviation of 8.26 whereas the S&P 500 Index produced an average annual return of 6.30% and an annualized standard deviation of 15.50.  Through Bull Paths efforts to generate consistent returns and reduce market volatility for our clients, the funds annualized performance for the period of October 1, 2002 through October 31, 2010 achieved an average annual return that exceeded the S&P 500 by 1.18 percentage points per annum while subjecting investors to roughly half the volatility as represented by standard deviation.

We thank you for your support.

Best Regards,

Chris Einhorn

Chief Operating Officer

Bull Path Capital Management LLC

1871-NLD-12/15/2010

THE LONG-SHORT FUND
PORTFOLIO REVIEW
October 31, 2010 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2010, compared to its benchmark:

	One Year Ended October 31, 2010	Five Years Ended October 31, 2010	Inception - October 31, 2010

The Long-Short Fund Class A	(0.79)%	n/a	0.58%	(1)
The Long-Short Fund Class A - with load	(6.51)%	n/a	(3.51)%	(1)
The Long-Short Fund Class C	(1.53)%	n/a	(0.18)%	(1)
S&P 500 Total Return Index	16.52%	1.73%	21.81%	(2)
The Long-Short Fund Class I	(0.51)%	1.28%	7.48%	(3)
S&P 500 Total Return Index	16.52%	1.73%	6.30%	(4)

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-888-899-2726.

(1) Inception date is May 29, 2009.
(2) Return is as of the Class A and Class C inception date of May 29, 2009.

(3) Inception date is October 1, 2002.  Performance data reflects The Long-Short Fund's predecessor limited investment partnership and is net of management fees and other expenses, but does not include the effect of the performance fee.  The predecessor partnership's performance is only for the periods before the Fund's registration statement was effective, which was May 29, 2009.  During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to its requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

(4) Return is as of the Class I inception date of October 1, 2002.

Top Ten Holdings by Industry		% of Net Assets
Pharmaceuticals		11.4%
Semiconductors		8.9%
Healthcare - Services		7.9%
Retail		4.8%
Banks		4.7%
Oil & Gas		4.2%
Internet		4.1%
Healthcare - Products		4.0%
Media		3.3%
Biotechnology		2.5%
Other, Cash & Cash Equivalents		44.2%
		100.0%

THE LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares			Value

		COMMON STOCK - 62.4%
		BANKS - 4.7%
14,930	**	Signature Bank/New York NY *	$ 630,643

		BIOTECHNOLOGY - 2.5%
5,500	**	Celgene Corp. *	341,385

		ENTERTAINMENT - 2.0%
20,000		Regal Entertainment Group - Cl. A	270,000

		HEALTHCARE-PRODUCTS - 4.0%
8,481	**	Johnson & Johnson	539,985

		HEALTHCARE-SERVICES - 7.9%
23,326	**	Centene Corp. *	520,636
16,219	**	LifePoint Hospitals, Inc. *	550,149
			1,070,785
		INTERNET - 4.1%
6,600		Equinix, Inc. *	555,984

		LODGING - 2.2%
7,973	**	Marriott International, Inc.	295,400

		MEDIA - 3.3%
10,283	**	DIRECTV *	446,899

		OIL & GAS - 4.2%
28,953	**	Patterson-UTI Energy, Inc.	561,978

		PHARMACEUTICALS - 11.4%
24,296	**	Forest Laboratories, Inc. *	802,983
42,433	**	Pfizer, Inc.	738,334
			1,541,317
		RETAIL - 4.8%
13,083	**	Yum! Brands, Inc.	648,393

		SEMICONDUCTORS - 8.9%
15,126	**	Lam Research Corp. *	692,620
61,376	**	Micron Technology, Inc. *	507,580
			1,200,200
		TELECOMMUNICATIONS - 2.4%
17,744	**	Corning, Inc.	324,360

		TOTAL COMMON STOCK (Cost - $7,456,476)	8,427,329

See accompanying notes to financial statements.

THE LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010 (Unaudited)
Shares			Value

		SHORT-TERM INVESTMENTS - 47.6%
2,120,640		AIM STIT - Liquid Assets Portfolio, to yield 0.02% ***	$ 2,120,640
2,171,291		Dreyfus Cash Management Plus, Inc., to yield 0.25% ***	2,171,291
2,120,473		Fidelity Institutional Money Market Portfolio, to yield 0.23% ***	2,120,473
		TOTAL SHORT-TERM INVESTMENTS (Cost - $6,412,404)	6,412,404

		TOTAL INVESTMENTS - 110.0% (Cost - $13,868,881)(a)	$ 14,839,733
		LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0) %	(1,372,543)
		NET ASSETS - 100.0%	$ 13,467,190

		SECURITIES SOLD SHORT - (29.1) %
18,282		CIGNA Corp.	643,343
20,000		General Electric Co.	320,400
26,000		H&R Block, Inc.	306,540
11,126		Macy's, Inc.	263,019
14,377		Salix Pharmaceuticals Ltd. *	543,882
6,043		Starwood Hotels & Resorts Worldwide, Inc.	327,168
12,328		Travelers Cos., Inc.	680,506
14,527		Wyndham Worldwide Corp.	417,651
19,707		XL Group Plc	416,803
		TOTAL SECURITIES SOLD SHORT (Proceeds $3,465,303)	$ 3,919,312

*	Non-income producing security.
**	A portion of this security is held as collateral for short sales.
***	Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short)
	is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 996,405
		Unrealized depreciation	(479,562)
		Net unrealized appreciation	$ 516,843

See accompanying notes to financial statements.

THE LONG-SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 13,868,881
At value	$ 14,839,733
Cash at broker	2,933,796
Receivable for securities sold	381,413
Dividends and interest receivable	3,990
Prepaid expenses & other assets	42,245
TOTAL ASSETS	18,201,177

LIABILITIES
Securities sold short at value (Proceeds, $3,465,303)	3,919,312
Payable for securities purchased	747,899
Payable for fund shares redeemed	43,017
Investment advisory fees payable	4,447
Fees payable to other affiliates	3,876
Distribution (12b-1) fees payable	1,234
Accrued expenses and other liabilities	14,202
TOTAL LIABILITIES	4,733,987
NET ASSETS	$ 13,467,190

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 13,779,777
Undistributed net investment income	(142,294)
Accumulated net realized gain from investments and securities sold short	(687,136)
Net unrealized appreciation on investments and securities sold short	516,843
NET ASSETS	$ 13,467,190

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 5,154,505
Shares of beneficial interest outstanding	293,544
Net asset value (Net Assets ÷ Shares Outstanding)	$ 17.56
Maximum offering price per share (maximum sales charges of 5.75%)	$ 18.63

Class C Shares:
Net Assets	$ 194,190
Shares of beneficial interest outstanding	11,179
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 17.37

Class I Shares:
Net Assets	$ 8,118,495
Shares of beneficial interest outstanding	460,839
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 17.62

See accompanying notes to financial statements.

THE LONG-SHORT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$ 36,919
Interest	3,194
TOTAL INVESTMENT INCOME	40,113

EXPENSES
Investment advisory fees	90,499
Distribution (12b-1) fees - Class A	7,423
Distribution (12b-1) fees - Class C	770
Fund accounting fees	19,995
Administration fees	17,951
Interest expense	14,750
Registration fees	12,662
Transfer agent fees	8,077
Legal fees	7,788
Audit fees	7,730
Chief compliance officer fees	6,982
Printing expenses	4,987
Trustees' fees	3,740
Custody fees	2,743
Dividends on securities sold short	39,859
Other expenses	3,016
TOTAL EXPENSES	248,972

Fees waived/reimbursed by the Advisor	(66,565)

NET EXPENSES	182,407
NET INVESTMENT LOSS	(142,294)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(908,669)
Securities sold short	25,444
(883,225)
Net change in unrealized appreciation (depreciation) on:
Investments	569,590
Securities sold short	(271,583)
298,007

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(585,218)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (727,512)

See accompanying notes to financial statements.

THE LONG-SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2010	Period Ended
	(Unaudited)	April 30, 2010 (a)
FROM OPERATIONS
Net investment loss	$ (142,294)	$ (167,250)
Net realized gain (loss) from investments and securities sold short	(883,225)	554,029
Net change in unrealized appreciation (depreciation) on
investments and securities sold short	298,007	218,836
Net increase (decrease) in net assets resulting from operations	(727,512)	605,615

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(92,051)
Class C	-	(2,059)
Class I	-	(126,140)
From distributions to shareholders	-	(220,250)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	990,649	7,173,727
Class C	75,401	164,365
Class I	1,140,854	9,621,105
Net asset value of shares issued in reinvestment distributions:
Class A	-	91,405
Class C	-	1,184
Class I	-	121,087
Payments for shares redeemed:
Class A	(1,983,410)	(937,675)
Class C	(20,859)	(23,223)
Class I	(1,159,261)	(1,446,012)
Net increase in net assets from shares of beneficial interest	(956,626)	14,765,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,684,138)	15,151,328

NET ASSETS
Beginning of Period	15,151,328	-
End of Period*	$ 13,467,190	$ 15,151,328
*Includes undistributed net investment income of:	$ (142,294)	$ -

SHARE ACTIVITY
Class A:
Shares Sold	54,854	397,749
Shares Reinvested	-	4,956
Shares Redeemed	(115,649)	(50,807)
Net increase (decrease) in shares of beneficial interest outstanding	(60,795)	351,898

Class C:
Shares Sold	4,540	9,087
Shares Reinvested	-	64
Shares Redeemed	(1,246)	(1,266)
Net increase in shares of beneficial interest outstanding	3,294	7,885

Class I:
Shares Sold	65,646	534,155
Shares Reinvested	-	6,559
Shares Redeemed	(67,064)	(78,457)
Net increase (decrease) in shares of beneficial interest outstanding	(1,418)	462,257

(a) The Long-Short Fund commenced operations on May 29, 2009.

See accompanying notes to financial statements.

THE LONG-SHORT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A
		For the Six
		Months Ended	For the
		October 31, 2010	Period Ended
		(Unaudited)	April 30, 2010 (1)
Net asset value, beginning of period		$ 18.41	$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.18)	(0.31)
	Net realized and unrealized gain		-
	on investments	(0.67)	1.32
Total from investment operations		(0.85)	1.01

Less distributions from:
	Net realized gains	-	(0.31)
Total distributions		-	(0.31)

Net asset value, end of period		$ 17.56	$ 18.41

Total return (3,4)		(4.62)%	5.71%

Net assets, at end of period (000's)		$ 5,155	$ 6,479

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6,7)	3.52%	4.21%
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (6,8)	2.60%	2.39%
Ratio of net investment loss
	to average net assets (6)	(2.09)%	(1.84)%

Portfolio Turnover Rate (4)		244%	287%

(1)	The Long-Short Fund's Class A shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have
	been as follows: 2.82% for the six months ended October 31, 2010; 3.57% for the period ended April 30, 2010.
(8)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have
	been as follows: 1.90% for the six months ended October 31, 2010; 1.75% for the period ended April 30, 2010.

See accompanying notes to financial statements.

THE LONG-SHORT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class C
		For the Six
		Months Ended	For the
		October 31, 2010	Period Ended
		(Unaudited)	April 30, 2010 (1)
Net asset value, beginning of period		$ 18.28	$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.25)	(0.44)
	Net realized and unrealized gain		-
	on investments	(0.66)	1.32
Total from investment operations		(0.91)	0.88

Less distributions from:
	Net realized gains	-	(0.31)
Total distributions		-	(0.31)

Net asset value, end of period		$ 17.37	$ 18.28

Total return (3,4)		(4.98)%	4.97%

Net assets, at end of period (000's)		$ 194	$ 144

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6,7)	4.61%	5.23%
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (6,8)	3.72%	3.19%
Ratio of net investment loss
	to average net assets (6)	(2.91)%	(2.60)%

Portfolio Turnover Rate (4)		244%	287%

(1)	The Long-Short Fund's Class C shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have
	been as follows: 3.59% for the six months ended October 31, 2010; 4.54% for the period ended April 30, 2010.
(8)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have
	been as follows: 2.70% for the six months ended October 31, 2010; 2.50% for the period ended April 30, 2010.

See accompanying notes to financial statements.

THE LONG-SHORT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		For the Six
		Months Ended	For the
		October 31, 2010	Period Ended
		(Unaudited)	April 30, 2010 (1)
Net asset value, beginning of period		$ 18.45	$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.16)	(0.27)
	Net realized and unrealized gain		-
	on investments	(0.67)	1.32
Total from investment operations		(0.83)	1.05

Less distributions from:
	Net realized gains	-	(0.31)
Total distributions		-	(0.31)

Net asset value, end of period		$ 17.62	$ 18.45

Total return (3,4)		(4.50)%	5.94%

Net assets, at end of period (000's)		$ 8,118	$ 8,528

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6,7)	3.36%	4.22%
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (6,8)	2.44%	2.08%
Ratio of net investment loss
	to average net assets (6)	(1.86)%	(1.58)%

Portfolio Turnover Rate (4)		244%	287%

(1)	The Long-Short Fund's Class I shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have
	been as follows: 2.57% for the six months ended October 31, 2010; 3.64% for the period ended April 30, 2010.
(8)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have
	been as follows: 1.66% for the six months ended October 31, 2010; 1.50% for the period ended April 30, 2010.

See accompanying notes to financial statements.

THE LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (Unaudited)

1. ORGANIZATION

The Long-Short Fund (the “Fund”), formerly known as the Bull Path Long-Short Fund, is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide long-term capital appreciation.

The Fund currently offers three classes of shares; Class A, Class C and Class I shares.  Class C and Class I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

On May 29, 2009, the Fund received in-kind capital contributions of securities and cash valued at $1,061,389 in exchange for 59,932 shares.  For federal income tax purposes, the transaction was non-taxable to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,427,329	$ -	$ -	$ 8,427,329
Money Market Funds	6,412,404	-	-	6,412,404
Total	$ 14,839,733	$ -	$ -	$ 14,839,733
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 3,919,312	$ -	$ -	$ 3,919,312
Total	$ 3,919,312	$ -	$ -	$ 3,919,312

The Fund did not hold any Level 3 securities during the period.

*Refer to the Portfolio of Investments for industry classification.

THE LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2009) or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

THE LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

3.  INVESTMENT TRANSACTIONS

For the period ended October 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, and options amounted to $25,693,803 and $27,012,597, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Bull Path Capital Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

THE LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.  For the period ended October 31, 2010, the Fund incurred $90,499 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.23%, 2.98% and 1.98% per annum of the Fund’s average daily net assets for the Class A, Class C and Class I shares, respectively.  During the six months ended October 31, 2010 the Advisor waived fees totaling $66,565 and reimbursed fees totaling $0.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class A, Class C and Class I shares are subsequently less than 2.23%, 2.98% and 1.98% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.23%, 2.98% and 1.98% of average daily net assets for the Class A, Class C and Class I shares, respectively.  If Fund Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 2.23%, 2.98% and 1.98% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2010 there was $66,565 of fee waiver reimbursements subject to recapture by April 30, 2014 and $198,824 of fee waiver reimbursements subject to recapture by April 30, 2013.

THE LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the six months ended October 31, 2010, pursuant to the Plan, the Class A Shares paid $7,423 and the Class C Shares paid $770.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $12,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  The Fund pays the chairperson of the Audit committee a pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $35,100 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

THE LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

-

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 (irrespective of classes) and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended October 31, 2010, the Fund incurred expenses of $6,982 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended October 31, 2010, GemCom collected amounts totaling $5,543 for EDGAR and printing services performed.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

As of April 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, attributable to net operating losses and book basis and tax basis treatment of security tax lot cost at conversion, resulted in reclassification for the period ended April 30, 2010 as follows: a decrease in paid-in capital of $29,560; a decrease in undistributed net investment loss of $167,250 and a decrease in accumulated net realized gain from investments and securities sold short of $137,690.

THE LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

6.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events:

THE LONG-SHORT FUND

EXPENSE EXAMPLES

October 31, 2010 (Unaudited)

As a shareholder of The Long-Short Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Bull Path Long-Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 through October 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bull Path Long-Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio		Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period*	Ending Account Value 10/31/10	Expenses Paid During Period*

The Long-Short Fund Class A	2.60%	$1,000.00	$953.80	$12.80	$1,012.10	$13.19
The Long-Short Fund Class C	3.72%	$1,000.00	$950.20	$18.29	$1,006.45	$18.81
The Long-Short Fund Class I	2.44%	$1,000.00	$955.00	$12.02	$1,012.91	$12.38

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-899-2726 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-899-2726.

INVESTMENT ADVISOR

Bull Path Capital Management LLC

335 Madison Avenue, Mezzanine

New York, NY 10017

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/10/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/10/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/10/11